Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.2%

Australia - 3.0%
Aurizon Holdings Ltd.	8,609	$24,344
AusNet Services	4,233	5,597
BHP Group Ltd.	194	6,458
Coles Group Ltd.	971	13,513
CSL Ltd.	41	8,514
Evolution Mining Ltd.	2,150	7,772
Fortescue Metals Group Ltd.	4,142	68,977
Rio Tinto PLC	167	12,789
Wesfarmers Ltd.	361	15,067
Total Australia		163,031
Belgium - 1.0%
Ageas SA/NV	287	14,729
Proximus SADP	1,728	36,446
Total Belgium		51,175
Brazil - 0.1%
Wheaton Precious Metals Corp.	157	6,448
Canada - 8.9%
Agnico Eagle Mines Ltd.	121	8,447
Bank of Nova Scotia (The)	1,105	58,933
Barrick Gold Corp.	508	11,346
BCE, Inc.	1,879	79,701
Canadian Imperial Bank of Commerce	574	48,919
Enbridge, Inc.	3,180	106,833
Great-West Lifeco, Inc.	1,403	32,037
IGM Financial, Inc.	771	20,433
Nutrien Ltd.	259	12,756
Power Corp. of Canada	882	20,534
Royal Bank of Canada	140	11,331
TC Energy Corp.	253	10,844
TELUS Corp.	2,255	46,537
Toronto-Dominion Bank (The)	243	13,770
Total Canada		482,421
China - 1.1%
BOC Hong Kong Holdings Ltd.	19,848	59,391
Denmark - 1.0%
Coloplast A/S Class B	70	10,478
Novo Nordisk A/S Class B	589	40,884
Total Denmark		51,362
Finland - 1.7%
Elisa OYJ	276	16,439
Fortum OYJ	700	16,977
Kone OYJ Class B	133	10,478
Orion OYJ Class B	328	15,062
UPM-Kymmene OYJ	916	32,781
Total Finland		91,737
France - 5.3%
AXA SA	4,425	98,270
Bouygues SA	216	8,498
Carrefour SA	483	8,200
Danone SA	243	16,207
Orange SA	3,499	41,205
Sanofi	509	47,655
Suez SA	396	8,146
TOTAL SE	1,401	59,328
Total France		287,509
Security Description	Shares	Value

COMMON STOCKS (continued)

Germany - 6.2%
Allianz SE	38	$8,601
Aroundtown SA	1,018	7,086
BASF SE	967	74,905
Bayer AG	507	30,711
Deutsche Post AG	751	37,193
Deutsche Telekom AG	1,561	27,847
E.ON SE	1,300	13,773
Evonik Industries AG	282	9,302
SAP SE	134	17,042
Scout24 AG(1)	114	8,826
Siemens AG	40	6,210
Siemens Healthineers AG(1)	171	9,604
Telefonica Deutschland Holding AG	28,060	76,992
Uniper SE	255	8,943
Total Germany		337,035
Hong Kong - 8.0%
CK Infrastructure Holdings Ltd.	2,806	14,965
CLP Holdings Ltd.	1,177	11,036
Hang Seng Bank Ltd.	2,100	38,001
Henderson Land Development Co., Ltd.	8,180	33,445
HK Electric Investments & HK Electric Investments Ltd.	14,180	14,009
HKT Trust & HKT Ltd.	75,039	98,913
Hong Kong Exchanges & Clearing Ltd.	112	7,185
Link REIT	652	5,693
New World Development Co., Ltd.	1,635	7,602
PCCW Ltd.	171,870	95,764
Power Assets Holdings Ltd.	11,177	59,538
Sino Land Co., Ltd.	16,347	22,771
Sun Hung Kai Properties Ltd.	643	8,791
WH Group Ltd.(1)	8,841	7,184
Wharf Real Estate Investment Co., Ltd.	1,203	6,385
Total Hong Kong		431,282
Italy - 2.6%
Assicurazioni Generali SpA	3,261	55,759
Enel SpA	2,933	29,155
Eni SpA	1,515	15,355
Poste Italiane SpA(1)	1,076	10,545
Snam SpA	4,023	21,130
Terna Rete Elettrica Nazionale SpA	850	6,183
Total Italy		138,127
Japan - 20.8%
ABC-Mart, Inc.	186	10,566
Astellas Pharma, Inc.	853	13,783
Bridgestone Corp.	488	18,021
Canon, Inc.	2,841	62,234
Chugai Pharmaceutical Co., Ltd.	315	16,456
Daito Trust Construction Co., Ltd.	87	9,045
Disco Corp.	20	6,501
Eisai Co., Ltd.	99	7,224
Fujitsu Ltd.	111	16,977
GMO Payment Gateway, Inc.	48	6,856
Hoya Corp.	136	17,392
ITOCHU Corp.	498	14,251
Itochu Techno-Solutions Corp.	588	20,714
Japan Exchange Group, Inc.	224	5,229

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Japan (continued)
Japan Post Bank Co., Ltd.	2,981	$25,727
Japan Tobacco, Inc.	5,115	101,450
Kakaku.com, Inc.	200	5,785
KDDI Corp.	937	27,543
Kirin Holdings Co., Ltd.	581	12,458
Kyushu Railway Co.	514	10,771
Lasertec Corp.	70	9,389
Mitsubishi Corp.	2,124	53,686
Mitsubishi Gas Chemical Co., Inc.	337	7,689
Mitsubishi UFJ Financial Group, Inc.	3,503	15,695
Mitsui & Co., Ltd.	1,414	26,142
Mizuho Financial Group, Inc.	1,421	18,701
MS&AD Insurance Group Holdings, Inc.	793	22,743
NEC Corp.	152	8,272
Nintendo Co., Ltd.	68	39,328
Nippon Telegraph & Telephone Corp.	1,497	37,416
Nitto Denko Corp.	89	8,046
Nomura Research Institute Ltd.	412	13,904
Obic Co., Ltd.	94	17,643
Ono Pharmaceutical Co., Ltd.	557	16,618
Oracle Corp Japan	457	53,883
ORIX Corp.	1,072	17,143
Otsuka Corp.	344	17,308
Otsuka Holdings Co., Ltd.	130	5,538
SBI Holdings, Inc.	242	6,025
SCSK Corp.	100	5,556
Seiko Epson Corp.	559	9,462
Sekisui House Ltd.	1,414	27,255
Seven & i Holdings Co., Ltd.	233	8,811
SG Holdings Co., Ltd.	197	5,061
SoftBank Corp.	7,748	101,857
Square Enix Holdings Co., Ltd.	135	7,759
Sumitomo Mitsui Financial Group, Inc.	1,064	32,963
Takeda Pharmaceutical Co., Ltd.	1,292	45,614
Tokyo Electron Ltd.	77	29,265
Trend Micro, Inc.	252	13,810
USS Co., Ltd.	1,250	24,584
Z Holdings Corp.	2,120	13,164
Total Japan		1,129,313
Luxembourg - 0.1%
SES SA	889	7,595
Netherlands - 1.8%
Koninklijke Ahold Delhaize NV	936	26,796
Koninklijke KPN NV	12,386	38,720
NN Group NV	820	34,132
Total Netherlands		99,648
New Zealand - 0.6%
Meridian Energy Ltd.	1,634	8,396
Spark New Zealand Ltd.	7,312	25,221
Total New Zealand		33,617
Norway - 0.3%
Telenor ASA	933	15,473
Portugal - 0.8%
EDP - Energias de Portugal SA	2,833	17,781
Galp Energia SGPS SA	2,593	26,068
Total Portugal		43,849
Security Description	Shares	Value

COMMON STOCKS (continued)

Russia - 0.6%
Evraz PLC	4,988	$34,267
Singapore - 4.5%
Ascendas Real Estate Investment Trust	9,866	22,875
DBS Group Holdings Ltd.	2,992	56,714
Mapletree Logistics Trust	5,227	7,791
Oversea-Chinese Banking Corp. Ltd.	7,614	59,151
Singapore Exchange Ltd.	1,198	8,928
Singapore Technologies Engineering Ltd.	5,983	16,710
Singapore Telecommunications Ltd.	14,996	26,642
United Overseas Bank Ltd.	935	16,456
Venture Corp. Ltd.	1,879	28,063
Total Singapore		243,330
Spain - 5.4%
Enagas SA	4,188	92,372
Endesa SA	830	21,253
Iberdrola SA	445	6,040
Iberdrola SA – Interim Shares*	6	81
Naturgy Energy Group SA	3,106	80,323
Red Electrica Corp. SA	1,378	26,188
Repsol SA	6,932	68,325
Total Spain		294,582
Sweden - 1.1%
Tele2 AB Class B	3,010	41,604
Telia Co. AB	3,459	15,192
Total Sweden		56,796
Switzerland - 9.6%
ABB Ltd.	487	14,401
Banque Cantonale Vaudoise	193	20,475
EMS-Chemie Holding AG	21	19,827
Givaudan SA	2	8,074
Nestle SA	821	92,206
Novartis AG	1,091	98,634
Roche Holding AG	263	90,688
Swiss Life Holding AG	19	8,679
Swiss Re AG	590	52,102
Swisscom AG	97	52,859
Zurich Insurance Group AG	153	61,183
Total Switzerland		519,128
United Kingdom - 14.7%
Admiral Group PLC	463	18,283
AstraZeneca PLC	370	37,976
Aviva PLC	21,029	96,580
BP PLC	8,953	33,304
British American Tobacco PLC	2,529	92,085
Direct Line Insurance Group PLC	14,260	58,595
GlaxoSmithKline PLC	3,134	58,270
Imperial Brands PLC	4,535	91,340
J Sainsbury PLC	6,927	23,196
Legal & General Group PLC	6,026	20,146
M&G PLC	11,117	26,793
National Grid PLC	2,588	30,140
Persimmon PLC	1,182	41,314
Reckitt Benckiser Group PLC	126	10,700
SSE PLC	597	12,139
Standard Life Aberdeen PLC	7,914	32,758
Tesco PLC	2,797	9,174

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Unilever PLC	812	$47,201
Unilever PLC	445	25,852
Vodafone Group PLC	14,971	25,608
Wm Morrison Supermarkets PLC	2,769	6,808
Total United Kingdom		798,262
Total Common Stocks
(Cost $5,001,490)		5,375,378

PREFERRED STOCK - 0.1%

Germany - 0.1%
Porsche Automobil Holding SE, 3.41%	127	8,862

Total Preferred Stock
(Cost $7,871)		8,862
TOTAL INVESTMENTS - 99.3%
(Cost $5,009,361)		5,384,240
Other Assets in Excess of Liabilities - 0.7%		36,367
Net Assets - 100.0%		$5,420,607

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2021, the aggregate value of these securities was $36,159, or 0.7% of net assets.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,375,297	$81	$—	$5,375,378
Preferred Stock	8,862	—	—	8,862
Total	$5,384,159	$81	$—	$5,384,240

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2021 (unaudited)

Sector Breakdown
As of January 31, 2021 (based on net assets)

Financials	22.4%
Communication Services	18.7%
Sector Breakdown (continued)
Consumer Staples	11.0%
Health Care	10.5%
Utilities	9.3%
Information Technology	6.2%
Materials	6.1%
Energy	5.9%
Industrials	4.2%
Consumer Discretionary	2.6%
Real Estate	2.4%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%